Annual Fund Operating Expenses	Oct. 28, 2026
IMS Capital Value Fund - Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.21%
Component1 Other Expenses	0.52%
Component2 Other Expenses	0.01%
Expenses (as a percentage of Assets)	1.74%
IMS Strategic Income Fund - Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.26%
Component1 Other Expenses	1.61%
Component2 Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	2.90%
Fee Waiver or Reimbursement	(0.92%)	[1]
Net Expenses (as a percentage of Assets)	1.98%
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027

[1]	Pinnacle Wealth Advisors, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Income Fund under which the Adviser has agreed to waive or reimburse expenses of the Income Fund, if necessary, in an amount that limits the Income Fund’s annual operating expenses (exclusive of interest, distribution fees under Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures that are capitalized following generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund’s business) to not more than 1.95% until and through at least October 31, 2027. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Income Fund within three years from the date of the waiver or reimbursement, provided that the repayment does not cause the Income Funds annual operating expenses to exceed the expense limitation that was in place at the time the expense was waived or reimbursed. At a meeting held on September 30, 2025, shareholders approved an expense limitation agreement with the Adviser that allows the Adviser to recoup amounts that IMS Capital Management, Inc., the Funds’ prior investment adviser, waived or reimbursed under its expense limitation agreement with the Funds. Before October 31, 2027, the agreement cannot be terminated without the approval of the Income Fund’s Board of Trustees.